Fundstrat Granny Shots US Large Cap ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Banking - 2.6%
JPMorgan Chase & Co.	188,697	$55,899,599

Consumer Discretionary Products - 2.2%
Tesla, Inc.(a)	148,811	45,873,967

Consumer Staple Products - 2.3%
Monster Beverage Corp(a)	820,558	48,207,782

Financial Services - 17.8%
American Express Co.	163,649	48,981,782
Bank of New York Mellon Corp.	562,267	57,041,987
Fair Isaac Corp.	22,406	32,191,148
Goldman Sachs Group, Inc. - Class Common Stock	81,006	58,615,132
PayPal Holdings, Inc.(a)	686,787	47,223,474
Robinhood Markets, Inc. - Class A(a)	788,727	81,278,317
S&P Global, Inc.	95,199	52,464,169
		377,796,009

Health Care - 4.2%
Abbott Laboratories, ADR	381,670	48,162,937
Intuitive Surgical, Inc.(a)	87,318	42,007,817
		90,170,754

Industrial Products - 17.1%
Axon Enterprise, Inc.(a)	66,868	50,518,106
Caterpillar, Inc.	139,158	60,953,987
Eaton Corp PLC	149,174	57,390,221
Emerson Electric Co.	406,363	59,129,880
GE Vernova, Inc.	112,697	74,412,702
General Electric Co.	222,783	60,392,016
		362,796,912

Industrial Services - 2.7%
Quanta Services, Inc.	142,931	58,048,567

Insurance - 2.0%
Progressive Corp.	174,690	42,281,968

Media - 7.8%
Alphabet, Inc. - Class A	309,797	59,450,044
Meta Platforms, Inc. - Class A	74,336	57,494,436

The accompanying notes are an integral part of these financial statements.

Netflix, Inc.(a)	41,880	$48,555,672
		165,500,152

Retail & Wholesale - Discretionary - 2.6%
Amazon.com, Inc.(a)	233,041	54,557,228

Retail & Wholesale - Staples - 2.1%
Costco Wholesale Corp.	48,623	45,688,116

Software & Tech Services - 18.6%
Cadence Design Systems, Inc.(a)	154,293	56,250,599
Crowdstrike Holdings, Inc. - Class A(a)	110,702	50,321,808
Microsoft Corp.	109,846	58,602,841
MicroStrategy, Inc. - Class A(a)	117,608	47,261,951
Oracle Corp.	306,190	77,701,836
Palantir Technologies, Inc. - Class A(a)	385,317	61,014,947
Palo Alto Networks, Inc.(a)	255,376	44,333,274
		395,487,256

Tech Hardware & Semiconductors - 17.2%
Advanced Micro Devices, Inc.	442,724	78,056,669
Apple, Inc.	232,914	48,345,959
Arista Networks, Inc.(a)	511,368	63,010,765
Garmin Ltd.	246,749	53,978,811
KLA Corp.	62,212	54,686,214
NVIDIA Corp.	380,938	67,757,442
		365,835,860

TOTAL COMMON STOCKS (Cost $1,914,719,872)		2,108,144,170

MONEY MARKET FUND - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.214%(b)	17,900,373	17,900,373

TOTAL MONEY MARKET FUND (Cost $17,900,373)		17,900,373

TOTAL INVESTMENTS - 100.0% (Cost $1,932,620,245)		$2,126,044,543
Other Assets in Excess of Liabilities - 0.0%(c)		771,087
TOTAL NET ASSETS - 100.0%		$2,126,815,630

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.